Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Actual And Required Regulatory Capital Amounts And Ratios Of Company And Bank

The actual and required regulatory capital amounts and ratios of the Company and the Bank at December 31, 2012 and 2011 are as follows:

			Required
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2012:
Total capital (to risk-weighted assets):
Company	$585,874	19.36%	$242,120	8.00%	$302,650	10.00%
Bank	573,926	18.95	242,263	8.00	302,829	10.00

Tier 1 capital (to risk-weighted assets):
Company	548,054	18.11	121,060	4.00	181,590	6.00
Bank	536,084	17.70	121,132	4.00	181,697	6.00

Tier 1 leverage (to average assets):
Company	548,054	14.40	114,199	3.00	190,332	5.00
Bank	536,084	14.13	113,812	3.00	189,687	5.00

December 31, 2011:
Total capital (to risk-weighted assets):
Company	$499,055	18.93%	$210,950	8.00%	$263,688	10.00%
Bank	478,690	18.23	210,068	8.00	262,585	10.00

Tier 1 capital (to risk-weighted assets):
Company	466,017	17.67	105,475	4.00	158,213	6.00
Bank	445,789	16.98	105,034	4.00	157,551	6.00

Tier 1 leverage (to average assets):
Company	466,017	12.06	115,934	3.00	193,223	5.00
Bank	445,789	11.58	115,508	3.00	192,514	5.00